Long-Term Debt, net - Annual Loan Principal Payments (Table) (Details) - USD ($) $ in Thousands	Mar. 23, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 13, 2019
Disclosure of detailed information about borrowings [Line Items]
Loan Balance		$ 37,000	$ 38,487
EnTrust
Disclosure of detailed information about borrowings [Line Items]
Loan Balance	$ 31,000	37,000	37,000
Firment Shipping Inc.
Disclosure of detailed information about borrowings [Line Items]
Loan Balance			800
Convertible Note
Disclosure of detailed information about borrowings [Line Items]
Loan Balance			3,309	$ 1,783
Not later than one year
Disclosure of detailed information about borrowings [Line Items]
Loan Balance			4,109
Not later than one year | EnTrust
Disclosure of detailed information about borrowings [Line Items]
Loan Balance		5,970	0
Not later than one year | Firment Shipping Inc.
Disclosure of detailed information about borrowings [Line Items]
Loan Balance			800
Not later than one year | Convertible Note
Disclosure of detailed information about borrowings [Line Items]
Loan Balance			3,309
Later than one year and not later than two years
Disclosure of detailed information about borrowings [Line Items]
Loan Balance			5,970
Later than one year and not later than two years | EnTrust
Disclosure of detailed information about borrowings [Line Items]
Loan Balance		31,030	5,970
Later than two years
Disclosure of detailed information about borrowings [Line Items]
Loan Balance			31,030
Later than two years | EnTrust
Disclosure of detailed information about borrowings [Line Items]
Loan Balance		$ 0	$ 31,030